Notes to the unaudited interim condensed consolidated statement of financial position - Financial assets and liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial assets and liabilities
Financial assets	€ 238,381	€ 236,494
Financial liabilities	173,512	259,704
Financial assets, at fair value	239,381	236,494
Financial liabilities, at fair value	269,465	363,055
Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	160,460	140,319
Financial liabilities carried at fair value through profit or loss
Financial assets and liabilities
Financial liabilities	13,051	119,385
Long-term debt
Financial assets and liabilities
Financial liabilities	53,345	27,609
Financial liabilities, at fair value	53,981	27,609
Long-term debt | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	53,345	27,609
Derivative instruments
Financial assets and liabilities
Financial liabilities	13,051	119,385
Financial liabilities, at fair value	13,051	119,385
Derivative instruments | Financial liabilities carried at fair value through profit or loss
Financial assets and liabilities
Financial liabilities	13,051	119,385
Royalty certificates liabilities
Financial assets and liabilities
Financial liabilities	59,079	51,645
Financial liabilities, at fair value	154,396	154,996
Royalty certificates liabilities | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	59,079	51,645
Short-term debt
Financial assets and liabilities
Financial liabilities	13,314	32,309
Financial liabilities, at fair value	13,314	32,309
Short-term debt | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	13,334	32,309
Trade payables
Financial assets and liabilities
Financial liabilities	34,532	26,017
Financial liabilities, at fair value	34,532	26,017
Trade payables | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	34,532	26,017
Other miscellaneous payables
Financial assets and liabilities
Financial liabilities	190	2,738
Financial liabilities, at fair value	190	2,738
Other miscellaneous payables | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	190	2,738
Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	239,381	236,494
Long-term deposit accounts
Financial assets and liabilities
Financial assets	836	115
Financial assets, at fair value	836	115
Long-term deposit accounts | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	836	115
Current accrued income
Financial assets and liabilities
Financial assets	862	1,575
Financial assets, at fair value	862	1,575
Current accrued income | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	862	1,575
Short-term deposit accounts
Financial assets and liabilities
Financial assets	67,765	131,558
Financial assets, at fair value	67,765	131,558
Short-term deposit accounts | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	67,765	131,558
Trade receivables
Financial assets and liabilities
Financial assets	3,734	2,016
Financial assets, at fair value	3,734	2,016
Trade receivables | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	3,734	2,016
Other receivables
Financial assets and liabilities
Financial assets	57	1,919
Financial assets, at fair value	57	1,919
Other receivables | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	57	1,919
Cash and cash equivalents
Financial assets and liabilities
Financial assets	166,127	99,312
Financial assets, at fair value	166,127	99,312
Cash and cash equivalents | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	€ 166,127	€ 99,312